Other Financial Assets - Schedule of Fair Value and Dividend Income of Significant Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividend income	$ 29	$ 11	$ 16
InterContinental The Willard Washington DC [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	27	25
Dividend income	0	0
InterContinental San Francisco [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	16	17
Dividend income	0	0
InterContinental Grand Stanford Hong Kong [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	35	35
Dividend income	$ 0	$ 0